Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees

The Private Shares Fund:

In planning and performing our audit of
the financial statements of The Private
Shares Fund (the "Fund") as of and for
the year ended December 31, 2022, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered
the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N- CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we express no such
opinion.

Management of the Fund is responsible
for establishing and maintaining
effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United
States). However, we noted the
following matter involving internal
control over financial reporting and its operation that we consider to be a material weakness as defined above.
This condition was considered in
determining the nature, timing, and
extent of the procedures to be
performed in our audit of the financial
statements of the Fund for the year
ended December 31, 2022, and this
report does not affect our report thereon dated March 1, 2023.


For one of the portfolio investments, the valuation model used by Management ascribed a higher weighting to unobservable inputs than to available observable inputs in determining fair value.

This report is intended solely for the
information and use of the management
and the Board of Trustees of The
Private Shares Fund and the Securities
and Exchange Commission and is not
intended to be and should not be used
by anyone other than these specified
parties.

/s/ KPMG LLP

Los Angeles, California
March 1, 2023